INTANGIBLE ASSETS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	$ 1,486
Change for the year - amortisation	65	$ 63	$ 61
Carrying value, ending balance	1,398	1,486
Amortisation and impairment of acquired intangibles	172	171
Accrued capital spend	7
ArthroCare
Disclosure of detailed information about intangible assets [line items]
Acquisitions	365
Osiris Therapeutics
Disclosure of detailed information about intangible assets [line items]
Acquisitions	$ 263
Remaining amortisation period	7 years
Healthpoint
Disclosure of detailed information about intangible assets [line items]
Acquisitions	$ 216
Cost
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	3,488	3,291
Exchange adjustment	(49)	51
Acquisitions	112	61
Additions	56	78
Charge for the year - impairment	(4)
Disposals	(22)	(3)
Transfers	3	10
Carrying value, ending balance	3,584	3,488	3,291
Amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	(2,002)	(1,724)
Exchange adjustment	34	(34)
Change for the year - amortisation	(237)	(234)
Charge for the year - impairment	2	(12)
Disposals	17	2
Carrying value, ending balance	(2,186)	(2,002)	(1,724)
Technology
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	353
Carrying value, ending balance	408	353
Amortisation and impairment of acquired intangibles	41	37
Technology | Cost
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	495	428
Exchange adjustment	(8)	10
Acquisitions	101	57
Carrying value, ending balance	588	495	428
Technology | Amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	(142)	(102)
Exchange adjustment	3	(4)
Change for the year - amortisation	(41)	(36)
Carrying value, ending balance	(180)	(142)	(102)
Product- related
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	863
Carrying value, ending balance	724	863
Amortisation and impairment of acquired intangibles	118	119
Impairment charges	0	4
Product- related | Cost
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	2,236	2,189
Exchange adjustment	(26)	42
Acquisitions		4
Additions	1	1
Charge for the year - impairment	(4)
Disposals	(1)
Carrying value, ending balance	2,206	2,236	2,189
Product- related | Amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	(1,373)	(1,203)
Exchange adjustment	20	(36)
Change for the year - amortisation	(131)	(129)
Charge for the year - impairment	2	(5)
Carrying value, ending balance	(1,482)	(1,373)	(1,203)
Customer and distribution related
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	100
Carrying value, ending balance	86	100
Amortisation and impairment of acquired intangibles	13	15
Customer and distribution related | Cost
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	226	208
Exchange adjustment	(6)	(7)
Acquisitions	11
Additions	4	25
Disposals	(4)
Carrying value, ending balance	231	226	208
Customer and distribution related | Amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	(126)	(109)
Exchange adjustment	4	8
Change for the year - amortisation	(23)	(25)
Carrying value, ending balance	(145)	(126)	(109)
Software
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	116
Carrying value, ending balance	112	116
Capital expenditure relating to software contracted but not provided	10	9
Software | Cost
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	477	428
Exchange adjustment	(7)	6
Additions	27	26
Disposals	(17)	(3)
Transfers	11	20
Carrying value, ending balance	491	477	428
Software | Amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	(361)	(310)
Exchange adjustment	7	(2)
Change for the year - amortisation	(42)	(44)
Charge for the year - impairment		(7)
Disposals	17	2
Carrying value, ending balance	(379)	(361)	(310)
Assets in course of construction.
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	54
Carrying value, ending balance	68	54
Assets in course of construction. | Cost
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	54	38
Exchange adjustment	(2)
Additions	24	26
Transfers	(8)	(10)
Carrying value, ending balance	68	54	$ 38
Software and Assets in course of construction
Disclosure of detailed information about intangible assets [line items]
Value of software transferred	$ 3	$ 10
Minimum | ArthroCare
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period	2 years
Minimum | Healthpoint
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period	1 year
Minimum | Technology
Disclosure of detailed information about intangible assets [line items]
Useful Life	6 years
Minimum | Product- related
Disclosure of detailed information about intangible assets [line items]
Useful Life	2 years
Minimum | Customer and distribution related
Disclosure of detailed information about intangible assets [line items]
Useful Life	2 years
Minimum | Software
Disclosure of detailed information about intangible assets [line items]
Useful Life	3 years
Maximum | ArthroCare
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period	12 years
Maximum | Healthpoint
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period	6 years
Maximum | Technology
Disclosure of detailed information about intangible assets [line items]
Useful Life	20 years
Maximum | Product- related
Disclosure of detailed information about intangible assets [line items]
Useful Life	20 years
Maximum | Customer and distribution related
Disclosure of detailed information about intangible assets [line items]
Useful Life	14 years
Maximum | Software
Disclosure of detailed information about intangible assets [line items]
Useful Life	7 years